UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2005

Date of reporting period:	2/28/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden California Municipal Fund/California Series

FEBRUARY 28, 2005	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 15, 2005

We hope that you find the semiannual report for the California Series informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden California Municipal Fund/California Series

Dryden California Municipal Fund/California Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden California Municipal Fund/California Series (the Series) is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	2.28%	1.68%	37.43%	78.25% (77.95)	156.08% (155.64)
Class B	2.15	1.51	35.87	72.89 (72.59)	292.66 (275.83)
Class C	2.02	1.25	34.20	68.67 (68.38)	73.11 (72.81)
Class Z	2.40	1.93	39.14	N/A	63.01 (62.87)
Lehman Brothers Municipal Bond Index[3]	2.40	2.96	41.42	87.96	***
Lipper California (CA) Muni Debt Funds Avg.[4]	2.76	2.90	37.25	76.02	****

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–2.17%	5.07%	5.34% (5.32)	6.05% (6.04)
Class B		–3.12	5.53	5.45 (5.43)	6.85 (6.59)
Class C		0.44	5.43	5.19 (5.17)	5.20 (5.19)
Class Z		2.15	6.19	N/A	5.81 (5.79)
Lehman Brothers Municipal Bond Index[3]		2.67	6.58	6.33	***
Lipper California (CA) Muni Debt Funds Avg.[4]		2.86	5.82	5.62	****

Distributions and Yields[1] as of 2/28/05
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield[5] at Tax Rates of
			33%	35%
Class A	$0.56	2.87%	4.72%	4.87%
Class B	$0.55	2.74	4.51	4.65
Class C	$0.53	2.49	4.10	4.22
Class Z	$0.58	3.25	5.35	5.51

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.3%, 0.5%, and 1.0% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower, as indicated in parentheses.

2Inception dates: Class A, 1/22/90; Class B, 9/19/84; Class C, 8/1/94; and Class Z, 9/18/96.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper CA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/05 are 178.67% for Class A, 415.07% for Class B, 93.91% for Class C, and 66.34% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.95% for Class A, 8.29% for Class B, 6.34% for Class C, and 6.09% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/05 are 160.69% for Class A, 350.34% for Class B, 81.54% for Class C, and 56.68% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.47% for Class A, 7.57% for Class B, 5.67% for Class C, and 5.34% for Class Z.

Dryden California Municipal Fund/California Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/05
Orange Cnty. Loc. Trans. Auth., 2/14/11, 6.20%	5.5%
So. California Pub. Pwr. Auth., 7/01/16, Zero Coupon	4.7
Los Angeles California Cmnty. Coll. Dist., 8/01/17, 5.50%	4.0
California St. Hsg. Fin. Agcy., 2/01/2015, Zero Coupon	3.7
Santa Margarita/Dana Point Auth., 8/01/2012, 7.25%	3.5

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/05
Aaa	62.5%
Aa	10.5
A	12.9
Baa	9.1
Not Rated	4.2
Total Investments	99.2
Other assets in excess of liabilities	0.8
Net Assets	100.0

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit quality is subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2004, at the beginning of the period, and held through the six-month period ended February 28, 2005.

The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year

Dryden California Municipal Fund/California Series	5

Fees and Expenses (continued)

before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden California Municipal Fund/ California Series		Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,023	1.02%	$5.12
	Hypothetical	$1,000	$1,020	1.02%	$5.11

Class B	Actual	$1,000	$1,022	1.27%	$6.37
	Hypothetical	$1,000	$1,018	1.27%	$6.35

Class C	Actual	$1,000	$1,020	1.52%	$7.61
	Hypothetical	$1,000	$1,017	1.52%	$7.60

Class Z	Actual	$1,000	$1,024	0.77%	$3.86
	Hypothetical	$1,000	$1,021	0.77%	$3.86

* Series expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2005, and divided by the 365 days in the Series’ fiscal year ending August 31, 2005 (to reflect the six-month period).

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of February 28, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 97.9%

Municipal Bonds
Abag Fin. Auth. Rev., Schs. of Sacred Heart, Ser. A	Baa3	6.45%	6/01/30	$1,500		$1,596,315
Antelope Valley California Health Care Dist. Ser. A, F.S.A.	Aaa	5.20	1/01/17	1,000		1,071,860
Baldwin Park Uni. Sch. Dis., Election of 2002, F.S.A.	Aaa	5.00	8/01/22	1,065		1,126,152
California Edl. Facs. Auth. Rev., Panama College, Ser. A, C.A.B.S.	Aaa	Zero	7/01/32	1,580		380,037
California St. Econ. Recov., Ser. A, G.O., M.B.I.A.	Aaa	5.25	7/01/13	1,500		1,680,345
G.O.	A3	5.50	4/01/30	2,000		2,183,660
California St. Dept. Wtr. Res. Pwr. Sup. Rev., Ser A	A2	5.00	5/01/17	2,000		2,129,560
California St. Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. A	Aa2	Zero	2/01/15	8,420		3,873,537
California St. Pub. Works Brd. Dept. Mental Hlth., Lease Rev.	Baa1	5.50	6/01/18	1,970		2,198,244
California St., M.B.I.A.	Aaa	5.25	2/01/27	1,500		1,596,870
Central California Joint Pwrs. Hlth. Fin. Auth., C.O.P.	Baa2	6.00	2/01/30	1,000		1,040,270
Chino Basin Reg. Fin. Auth. Rev., Inland Empire Util. Agcy. Swr. Proj., M.B.I.A.	Aaa	5.75	11/01/19	200		224,066
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty. Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060		1,117,039
Foothill/Eastern Corridor Agcy. Toll Rd. Rev., M.B.I.A.	Aaa	5.375	1/15/15	500		550,185
Golden St. Tobacco Secur. Corp., Tobacco Settlement Rev.,
Enhanced Asset Bkd., Ser. B	Baa1	5.50	6/01/19	595		624,423
Enhanced Asset Bkd., Ser. B	Baa1	5.625	6/01/20	675		710,201
Enhanced Asset Bkd., Ser. B	Baa1	5.50	6/01/43	1,500		1,601,340
Ser. 2003-A-1	Baa3	6.75	6/01/39	750		785,130
La Quinta California Financing Authority Local A.M.B.A.C.	Aaa	5.25	9/01/24	500		540,400
Long Beach Redev. Agcy., Dist. No. 3, Spec. Tax Rev. (cost $2,950,530; purchased 10/18/93)	NR	6.375	9/01/23	3,000	(h)	3,168,810

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	7

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Los Angeles California Cmnty. Coll. Dist. Ser. A, G.O., M.B.I.A.	Aaa	5.50%	8/01/17	$3,800	(e)	$4,244,904
Los Angeles California Unified Sch. Dist. C.O.P., Admin. Bldg. Proj., Ser. B, A.M.B.A.C.	Aaa	5.00	10/01/31	1,500		1,540,590
Election of 1997, Ser. F, G.O., F.G.I.C.	Aaa	5.00	7/01/21	1,000		1,063,330
Los Angeles Cnty., Correctional Facs. Proj., C.O.P., M.B.I.A., E.T.M.	Aaa	Zero	9/01/10	3,770		3,132,757
Los Angeles Conv. & Exhib. Ctr. Auth., C.O.P.	Aaa	9.00	12/01/10	1,250	(d)(e)	1,312,587
Los Angeles Dept. Wtr. & Pwr. Rev., Pwr. Sys., Ser. A-A-1, F.S.A.	Aaa	5.25	7/01/20	630		683,607
Los Angeles Hbr. Dept. Rev., Ser. B, A.M.T.	Aa2	5.375	11/01/23	1,000		1,039,260
Metro. Wtr. Dist. of Southern California, Rev. Linked S.A.V.R.S. & R.I.B.S.	Aa2	5.75	8/10/18	1,000		1,171,530
Waterworks Rev., Ser. A	Aa2	5.75	7/01/21	2,240	(e)	2,647,411
MidPeninsula Regional Open Space Dist. of California, Financing Auth. Rev., A.M.B.A.C.	Aaa	5.00	9/01/34	2,000		2,076,660
Orange Cnty. Loc. Trans. Auth., Linked S.A.V.R.S. & R.I.B.S., T.C.R.S., A.M.B.A.C.	Aaa	6.20	2/14/11	5,000		5,734,200
Spec. Tax Rev., R.I.B.S.	Aa2	10.088(b)	2/14/11	750		970,260
Puerto Rico Comnwlth. Highway & Trans. Auth. Trans. Rev., Ser. J, F.G.I.C.	Aaa	5.00	7/01/20	1,000		1,080,500
Puerto Rico Comnwlth., Ser. 642A, G.O., M.B.I.A. (cost $1,062,440; purchased 3/29/00)	NR	9.897(g)	7/01/10	1,000	(h)	1,260,020
Redding Elec. Sys. Rev., C.O.P., E.T.M., Linked S.A.V.R.S. & R.I.B.S., M.B.I.A.	Aaa	10.525(b)	7/01/22	1,750		2,567,775
R.I.B.S., M.B.I.A., E.T.M.	Aaa	6.368	7/01/22	50		61,682
Sacramento City Fin. Auth. Rev., Cap. Impv., Ser. A, A.M.B.A.C.	Aaa	5.00	12/01/26	2,000		2,073,760

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

City Hall & Redev. Projs., Ser. A, F.S.A.	Aaa	5.375%	12/01/19	$1,000	$1,111,860
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00	8/15/28	2,500	2,583,550
San Diego Redev., Agcy. Tax Alloc. North Bay Redev.	Baa1	5.875	9/01/29	1,000	1,039,720
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, M.B.I.A.	Aaa	6.00	7/01/19	1,000	1,212,940
San Francisco City & Cnty., Redev. Agcy., Lease Rev., Cap. Apprec.	A1	Zero	7/01/09	2,000	1,722,520
Santa Margarita/Dana Point Auth., Impvt. Dists. 1-2-2A & 8, Ser. A, M.B.I.A.	Aaa	7.25	8/01/09	1,000	1,177,030
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/08	2,500	2,862,775
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/09	1,400	1,647,842
Impvt. Dists. 3, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	1,000	1,280,090
Ser. A, M.B.I.A., Rev.	Aaa	7.25	8/01/13	1,990	2,506,644
Ser. B, M.B.I.A., Rev.	Aaa	7.25	8/01/12	3,000	3,726,570
Santa Maria Joint Union H.S., Dist., Election 2004,C.A.B.S., G.O., F.G.I.C.	Aaa	Zero	8/01/29	1,250	355,900
So. California Pub. Pwr. Auth., Proj. Rev.	A2	6.75	7/01/10	2,265	2,621,873
Proj. Rev.	A2	6.75	7/01/11	1,195	1,403,695
Proj. Rev.	A2	6.75	7/01/13	1,000	1,195,700
Proj. Rev., A.M.B.A.C., E.T.M.	Aaa	Zero	7/01/16	7,925	4,891,469
Torrance California Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00	6/01/22	2,000	2,238,540
Univ. California Hosp. Rev. UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.125	9/01/31	2,500	2,601,250
Univ. California Rev. Multi. Purpose Proj., Ser. O, F.G.I.C.	Aaa	5.25	5/15/30	2,000	2,121,660
Victor Elementary Sch. Dist., Ser. A, G.O., F.G.I.C.	Aaa	5.375	8/01/19	1,290	1,430,894
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nt., F.S.A.	Aaa	5.25	10/01/19	1,000	1,109,660

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	9

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Gross Rcpts. Taxes Ln. Nt., F.S.A.	Aaa	5.25%	10/01/21	$1,000	$1,104,600

Total long-term investments (cost $94,158,604)					102,806,059

SHORT-TERM INVESTMENTS 1.3%

Municipal Bonds
California St. Mun. Secs. Tr. Rcpts., Ser. SGA 119, G.O., F.G.I.C., F.R.D.D. (cost $1,350,000)	A-1+(c)	1.83	3/01/05	1,350	1,350,000

Total Investments 99.2% (cost $95,508,604)					104,156,059
Variation margin on open futures contracts, net(i)					58,219
Other assets in excess of liabilities 0.8%					790,261

Net Assets 100%					$105,004,539

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note(f).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S.—Residential Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. Rate shown is the rate in effect at February 28, 2005.
(c)	Standard & Poor’s rating.
(d)	Partial principal amount pledged as collateral for financial futures contracts.

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

(e)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(g)	Adjustable rate. Rate shown is the rate in effect at February 28, 2005.
(h)	Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $4,012,970. The aggregate value, $4,428,830 and was approximately 4.2% of net assets.
(i)	Open futures contracts as of February 28, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2005	Unrealized Appreciation (Depreciation)
	Long Positions:
6	U.S. Treasury Bonds	Mar. 2005	$699,195	$678,563	$(20,632)
12	U.S. Treasury 2 Yr. Notes	Mar. 2005	2,508,202	2,498,438	(9,764)
	Short Positions:
26	U.S. Treasury 5 Yr. Notes	Mar. 2005	2,845,750	2,811,250	34,500
105	U.S. Treasury 10 Yr. Notes	Mar. 2005	11,748,334	11,641,875	106,459

					$110,563

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a Percentage of net assets as of February 28, 2005 were as follows:

Special Tax/Assessment District	25.7%
General Obligation	18.1
Power	16.6
Lease Backed Certificate of Participation	13.0
Healthcare	6.2
Education	5.4
Water & Sewer	4.5
Housing	3.7
Tobacco	3.5
Transportation	2.5

99.2
Other assets in excess of liabilities	0.8

100.0%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	11

Statement of Assets and Liabilities

as of February 28, 2005 (Unaudited)

Assets
Investments, at value (cost $95,508,604)	$104,156,059
Interest receivable	980,878
Due from broker-variation margin	58,219
Other assets	3,624
Receivable for Series shares sold	511

Total assets	105,199,291

Liabilities
Accrued expenses	57,168
Management fee payable	40,972
Payable to custodian	27,332
Distribution fee payable	23,557
Payable for Series shares reacquired	18,043
Deferred Trustees’ fees	15,296
Dividends payable	12,384

Total liabilities	194,752

Net Assets	$105,004,539

Net assets were comprised of:
Shares of beneficial interest, at par	$89,964
Paid-in capital in excess of par	95,978,600

96,068,564
Overdistribution of net investment income	(46,185)
Accumulated net realized gain on investments	224,142
Net unrealized appreciation on investments	8,758,018

Net assets, February 28, 2005	$105,004,539

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($84,923,747 ÷ 7,275,668 shares of beneficial interest issued and outstanding)	$11.67
Maximum sales charge (4% of offering price)	0.49

Maximum offering price to public	$12.16

Class B
Net asset value, offering price and redemption price per share ($15,825,011 ÷ 1,356,098 shares of beneficial interest issued and outstanding)	$11.67

Class C
Net asset value and redemption price per share ($1,418,159 ÷ 121,519 shares of beneficial interest issued and outstanding)	$11.67

Class Z
Net asset value, offering price and redemption price per share ($2,837,622 ÷ 243,092 shares of beneficial interest issued and outstanding)	$11.67

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	13

Statement of Operations

Six Months Ended February 28, 2005 (Unaudited)

Net Investment Income
Income
Interest	$2,717,891

Expenses
Management fee	272,451
Distribution fee—Class A	108,615
Distribution fee—Class B	41,203
Distribution fee—Class C	6,217
Custodian’s fees and expenses	51,000
Reports to shareholders	19,000
Registration fees	21,000
Transfer agent’s fees and expenses	21,000
Legal fees and expenses	14,000
Audit fee	12,000
Trustees’ fees	6,000
Miscellaneous	5,545

Total expenses	578,031

Net investment income	2,139,860

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions	62,966
Financial futures transactions	4,265

67,231

Net change in unrealized appreciation on:
Investments	91,379
Financial futures	128,945

220,324

Net gain on investments	287,555

Net Increase In Net Assets Resulting From Operations	$2,427,415

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2005	Year Ended August 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,139,860	$4,710,823
Net realized gain on investments	67,231	4,262,556
Net change in unrealized appreciation (depreciation) on investments	220,324	(2,295,396)

Net increase in net assets resulting from operations	2,427,415	6,677,983

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(1,716,775)	(3,695,744)
Class B	(304,935)	(726,345)
Class C	(28,569)	(73,929)
Class Z	(82,448)	(200,892)

	(2,132,727)	(4,696,910)

Distributions from net realized gains
Class A	(2,399,014)	(1,462,100)
Class B	(467,445)	(319,113)
Class C	(45,246)	(34,029)
Class Z	(117,944)	(91,318)

	(3,029,649)	(1,906,560)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,950,763	9,360,453
Net asset value of shares issued in reinvestment of dividends and distributions	3,284,652	3,991,685
Cost of shares reacquired	(10,653,990)	(25,439,241)

Net decrease in net assets from Series share transactions	(5,418,575)	(12,087,103)

Total decrease	(8,153,536)	(12,012,590)

Net Assets
Beginning of period	113,158,075	125,170,665

End of period	$105,004,539	$113,158,075

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	15

Notes to Financial Statements

(Unaudited)

Dryden California Municipal Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of two series. These financial statements relate only to California Series (the “Series”). The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations on September 19, 1984. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk by investing in “investment grade” tax-exempt securities whose ratings are within the four highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market marker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the

16	Visit our website at www.jennisondryden.com

mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Series at February 28, 2005 include registration rights under which the Series may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest

Dryden California Municipal Fund/California Series	17

Notes to Financial Statements

Cont’d

rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

18	Visit our website at www.jennisondryden.com

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

Written options, future contracts and swap contracts involve elements of both market and certain risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from securities transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulation and which may differ

Dryden California Municipal Fund/California Series	19

Notes to Financial Statements

Cont’d

from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested assets earn credits which reduce the fees charged by the custodian. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series up to $1 billion and .45 of 1% of the average daily net assets of the Series in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended February 28, 2005.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

20	Visit our website at www.jennisondryden.com

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% and ..75 of 1% of the Class A and C shares, respectively.

PIMS has advised the Series that they received approximately $15,700 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended February 28, 2005, it received approximately $7,000 in contingent deferred sales charges imposed upon redemptions by Class B shareholders. Redemptions by Class C shareholders were not subject to any contingent deferred sales charges during the period.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. Beginning May 1, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds paid a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Companies entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Companies pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 28, 2005, the Series incurred fees of approximately $15,100 for the services of PMFS. As of February 28 2005, approximately $2,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Dryden California Municipal Fund/California Series	21

Notes to Financial Statements

Cont’d

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $4,000 in total networking fees, of which the amounts relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”) affiliates of PI, were approximately $40 and $2,800, respectively, for the six months ended February 28, 2005. As of February 28, 2005 approximately $900 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended February 28, 2005, the Series did not pay any brokerage commissions to Wachovia.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 28, 2005 were $4,408,053 and $10,707,319 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$95,357,844	$8,829,655	$31,440	$8,798,215

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount for book and tax purposes  .

22	Visit our website at www.jennisondryden.com

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to limited group of investors.

The Series has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2005:
Shares sold	109,216	$1,296,901
Shares issued in reinvestment of dividends and distributions	222,493	2,606,759
Shares reacquired	(622,461)	(7,378,382)

Net increase (decrease) in shares outstanding before conversion	(290,752)	(3,474,722)
Shares issued upon conversion from Class B	112,664	1,329,725

Net increase (decrease) in shares outstanding	(178,088)	$(2,144,997)

Year ended August 31, 2004:
Shares sold	341,993	$4,105,547
Shares issued in reinvestment of dividends and distributions	259,117	3,116,626
Shares reacquired	(1,347,278)	(16,060,612)

Net increase (decrease) in shares outstanding before conversion	(746,168)	(8,838,439)
Shares issued upon conversion from Class B	134,385	1,619,117

Net increase (decrease) in shares outstanding	(611,783)	$(7,219,322)

Dryden California Municipal Fund/California Series	23

Notes to Financial Statements

Cont’d

Class B	Shares	Amount
Six months ended February 28, 2005:
Shares sold	25,779	$306,919
Shares issued in reinvestment of dividends and distributions	36,845	431,452
Shares reacquired	(69,785)	(824,427)

Net increase (decrease) in shares outstanding before conversion	(7,161)	(86,056)
Shares reacquired upon conversion into Class A	(112,664)	(1,329,725)

Net increase (decrease) in shares outstanding	(119,825)	$(1,415,781)

Year ended August 31, 2004:
Shares sold	63,757	$764,836
Shares issued in reinvestment of dividends and distributions	46,396	558,519
Shares reacquired	(270,220)	(3,207,869)

Net increase (decrease) in shares outstanding before conversion	(160,067)	(1,884,514)
Shares reacquired upon conversion into Class A	(134,439)	(1,619,117)

Net increase (decrease) in shares outstanding	(294,506)	$(3,503,631)

Class C
Six months ended February 28, 2005:
Shares sold	2,170	$25,894
Shares issued in reinvestment of dividends and distributions	5,671	66,428
Shares reacquired	(31,378)	(370,966)

Net increase (decrease) in shares outstanding	(23,537)	$(278,644)

Year ended August 31, 2004:
Shares sold	10,855	$132,326
Shares issued in reinvestment of dividends and distributions	7,455	89,714
Shares reacquired	(83,932)	(1,004,262)

Net increase (decrease) in shares outstanding	(65,622)	$(782,222)

Class Z
Six months ended February 28, 2005:
Shares sold	26,953	$321,049
Shares issued in reinvestment of dividends and distributions	15,354	180,013
Shares reacquired	(176,516)	(2,080,215)

Net increase (decrease) in shares outstanding	(134,209)	$(1,579,153)

Year ended August 31, 2004:
Shares sold	363,951	$4,357,744
Shares issued in reinvestment of dividends and distributions	18,845	226,826
Shares reacquired	(431,062)	(5,166,498)

Net increase (decrease) in shares outstanding	(48,266)	$(581,928)

24	Visit our website at www.jennisondryden.com

Financial Highlights

FEBRUARY 28, 2005	SEMIANNUAL REPORT

Dryden California Municipal Fund

California Series

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.97

Income (Loss) from investment operations
Net investment income	.23
Net realized and unrealized gain (loss) on investment transactions	.03

Total from investment operations	.26

Less Dividends and Distributions
Dividends from net investment income	(.23)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.33)

Total dividends and distributions	(.56)

Net asset value, end of period	$11.67

Total Return(b):	2.28%
Ratios/Supplemental Data:
Net assets, end of period (000)	$84,924
Average net assets (000)	$87,612
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.02	%(e)
Expenses, excluding distribution and service (12b-1) fees	.77	%(e)
Net investment income	3.96	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	4	%(f)

(a)	Less than $.005 per share.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and increase the ratio of net investment income from 4.37% to 4.38%. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$11.95	$12.30	$12.36	$11.78	$11.45

.47	.51	.53	.56	.58
.20	(.27)	.05	.58	.33

.67	.24	.58	1.14	.91

(.47)	(.51)	(.53)	(.56)	(.58)
—	—	—	—	— (a)
(.18)	(.08)	(.11)	—	—

(.65)	(.59)	(.64)	(.56)	(.58)

$11.97	$11.95	$12.30	$12.36	$11.78

5.75%	2.02%	4.92%	9.91%	8.35%

$89,239	$96,409	$102,729	$103,368	$94,776
$94,033	$103,428	$102,429	$99,324	$93,560

1.04%	.97%	.97%	.98%	.93%
.79%	.72%	.72%	.73%	.68%
3.94%	4.22%	4.38%	4.66%	5.13%

74%	63%	30%	48%	25%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.97

Income (Loss) from investment operations
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.03

Total from investment operations	.25

Less Dividends and Distributions
Dividends from net investment income	(.22)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.33)

Total dividends and distributions	(.55)

Net asset value, end of period	$11.67

Total Return(b):	2.15%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,825
Average net assets (000)	$16,618
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.27	%(d)
Expenses, excluding distribution and service (12b-1) fees	.77	%(d)
Net investment income	3.71	%(d)

(a)	Less than $.005 per share.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$11.95	$12.30	$12.36	$11.78	$11.44

.44	.48	.50	.53	.56
.20	(.27)	.05	.58	.34

.64	.21	.55	1.11	.90

(.44)	(.48)	(.50)	(.53)	(.56)
—	—	—	—	— (a)
(.18)	(.08)	(.11)	—	—

(.62)	(.56)	(.61)	(.53)	(.56)

$11.97	$11.95	$12.30	$12.36	$11.78

5.48%	1.76%	4.67%	9.63%	8.18%

$17,666	$21,157	$25,787	$27,554	$32,403
$19,723	$23,862	$26,110	$28,540	$38,348

1.29%	1.22%	1.22%	1.23%	1.18%
.79%	.72%	.72%	.73%	.68%
3.69%	3.97%	4.13%	4.41%	4.89%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.97

Income (Loss) from investment operations
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	.03

Total from investment operations	.23

Less Dividends and Distributions
Dividends from net investment income	(.20)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.33)

Total dividends and distributions	(.53)

Net asset value, end of period	$11.67

Total Return(b):	2.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,418
Average net assets (000)	$1,672
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.52	%(e)
Expenses, excluding distribution and service (12b-1) fees	.77	%(e)
Net investment income	3.46	%(e)

(a)	Less than $.005 per share.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% on the average daily net assets of Class C shares.
(e)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$11.95	$12.30	$12.36	$11.78	$11.44

.41	.45	.47	.50	.53
.20	(.27)	.05	.58	.34

.61	.18	.52	1.08	.87

(.41)	(.45)	(.47)	(.50)	(.53)
—	—	—	—	— (a)
(.18)	(.08)	(.11)	—	—

(.59)	(.53)	(.58)	(.50)	(.53)

$11.97	$11.95	$12.30	$12.36	$11.78

5.22%	1.51%	4.41%	9.36%	7.91%

$1,736	$2,518	$2,098	$1,519	$1,112
$2,148	$2,271	$1,778	$1,226	$1,290

1.54%	1.47%	1.47%	1.48%	1.43%
.79%	.72%	.72%	.73%	.68%
3.45%	3.74%	3.89%	4.14%	4.64%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	31

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.97

Income (Loss) from investment operations
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	.03

Total from investment operations	.28

Less Dividends and Distributions
Dividends from net investment income	(.25)
Distributions in excess of net investment income	—
Distributions from net realized gains	(.33)

Total dividends and distributions	(.58)

Net asset value, end of period	$11.67

Total Return(b):	2.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,838
Average net assets (000)	$3,982
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.77	%(d)
Expenses, excluding distribution and service (12b-1) fees	.77	%(d)
Net investment income	4.19	%(d)

(a)	Less than $.005 per share.
(b)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Effective September 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income and decrease net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the year ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$11.95	$12.30	$12.37	$11.79	$11.45

.50	.54	.56	.59	.61
.20	(.27)	.04	.58	.34

.70	.27	.60	1.17	.95

(.50)	(.54)	(.56)	(.59)	(.61)
—	—	—	—	— (a)
(.18)	(.08)	(.11)	—	—

(.68)	(.62)	(.67)	(.59)	(.61)

$11.97	$11.95	$12.30	$12.37	$11.79

6.01%	2.27%	5.09%	10.17%	8.71%

$4,517	$5,087	$3,832	$2,298	$1,599
$4,805	$4,300	$2,778	$1,708	$1,231

.79%	.72%	.72%	.73%	.68%
.79%	.72%	.72%	.73%	.68%
4.19%	4.49%	4.64%	4.90%	5.37%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Series	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Series’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helen Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden California Municipal Fund/California Series
Share Class	A	B	C	Z
NASDAQ	PRMCX	PBCMX	PCCSX	PZCSX
CUSIP	262433881	262433873	262433865	262433857

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 28, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Series can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden California Municipal Fund/California Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden California Municipal Fund/California Series, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden California Municipal Fund/California Series
Share Class	A	B	C	Z
NASDAQ	PRMCX	PBCMX	PCCSX	PZCSX
CUSIP	262433881	262433873	262433865	262433857

MF116E2    IFS-A103207        Ed. 04/2005

Dryden California Municipal Fund/California Income Series

FEBRUARY 28, 2005	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

April 15, 2005

We hope that you find the semiannual report for the California Income Series informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden California Municipal Fund/California Income Series

Dryden California Municipal Fund/California Income Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden California Municipal Fund/California Income Series (the Series) is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares).

Cumulative Total Returns[1] as of 2/28/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	2.76%	2.89%	38.46%	84.14% (82.97)	161.81% (154.44)
Class B	2.63	2.63	36.76	78.61 (77.48)	82.26 (80.11)
Class C	2.50	2.37	35.06	74.21 (73.10)	77.96 (76.34)
Class Z	2.89	3.14	40.19	N/A	64.98 (64.68)
Lehman Brothers Municipal Bond Index[3]	2.40	2.96	41.42	87.96	***
Lipper California (CA) Muni Debt Funds Avg.[4]	2.76	2.90	37.25	76.02	****

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–1.13%	5.13%	5.65% (5.59)	6.59% (6.37)
Class B		–2.21	5.57	5.76 (5.70)	5.38 (5.27)
Class C		1.49	5.47	5.50 (5.43)	5.48 (5.39)
Class Z		3.25	6.26	N/A	5.96 (5.94)
Lehman Brothers Municipal Bond Index[3]		2.67	6.58	6.33	***
Lipper California (CA) Muni Debt Funds Avg.[4]		2.86	5.82	5.62	****

Distributions and Yields[1] as of 2/28/05
			Taxable Equivalent 30-Day Yield[5] at Tax Rates of
	Total Distributions Paid for Six Months	30-Day SEC Yield	33%	35%
Class A	$0.23	3.08%	5.07%	5.22%
Class B	$0.22	2.96	4.87	5.02
Class C	$0.20	2.70	4.44	4.58
Class Z	$0.24	3.46	5.69	5.87

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.3%, 0.5%, and 1.0% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Series’ returns would have been lower, as indicated in parentheses.

2Inception dates: Class A, 12/3/90; Class B, 12/7/93; Class C, 8/1/94; and Class Z, 9/18/96.

3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

4The Lipper CA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

5Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Municipal Bond Index Closest Month-End to Inception cumulative total returns as of 2/28/05 are 159.64% for Class A, 92.66% for Class B, 93.91% for Class C, and 66.34% for Class Z. Lehman Brothers Municipal Bond Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.84% for Class A, 5.90% for Class B, 6.34% for Class C, and 6.09% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/05 are 143.26% for Class A, 80.43% for Class B, 81.54% for Class C, and 56.58% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.34% for Class A, 5.28% for Class B, 5.67% for Class C, and 5.34% for Class Z.

Dryden California Municipal Fund/California Income Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/05
Foothill/Eastern Trans. Corr. Agcy., Toll Rd. Rev., 1/01/10, 7.15%	2.9%
Southern Pub. Pwr. Auth., Palo Verde Proj., 7/01/16, Zero Coupon	2.6
Orange Cnty. Loc. Trans. Auth., Sales. Tax Rev., 2/14/11, 6.20%	2.3
California St. Pub. Wks. Brd., Rev., Dept. Mental Hlth., 6/01/18, 5.50%	2.3
Foothill/Eastern Trans. Cour. Agcy., Toll Rd. Rev., 1/15/28, Zero Coupon	2.1

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/05
Aaa	51.0%
Aa	3.0
A	9.0
Baa	12.2
Ba	1.4
B	0.5
Not Rated	21.8
Total Investments	98.9
Other assets in excess of liabilities	1.1
Net Assets	100.0

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2004, at the beginning of the period, and held through the six-month period ended February 28, 2005.

The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before

Dryden California Municipal Fund/California Income Series	5

Fees and Expenses (continued)

expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden California Municipal Fund/ California Income Series		Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,028	0.93%	$4.68
	Hypothetical	$1,000	$1,020	0.93%	$4.66

Class B	Actual	$1,000	$1,026	1.18%	$5.93
	Hypothetical	$1,000	$1,019	1.18%	$5.91

Class C	Actual	$1,000	$1,025	1.43%	$7.18
	Hypothetical	$1,000	$1,018	1.43%	$7.16

Class Z	Actual	$1,000	$1,029	0.68%	$3.42
	Hypothetical	$1,000	$1,021	0.68%	$3.41

* Series expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2005, and divided by the 365 days in the Series’ fiscal year ending in August 31, 2005 (to reflect the six-month period).

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of February 28, 2005 (Unaudited)

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 97.4%

Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., San Diego Hosp. Assoc., Ser. C	Baa1	5.375%	3/01/21	$1,665	$1,743,655
Brea Redev. Agcy., Rfdg., Tax Alloc., Ser. A, A.M.B.A.C.	Aaa	5.50	8/01/12	1,055	1,185,493
Rfdg., Tax Alloc., Ser. A, A.M.B.A.C.	Aaa	5.50	8/01/19	3,350	3,749,822
California Edl. Facs. Auth. Rev., Pomona Coll., Ser. A, C.A.B.S.	Aaa	Zero	7/01/31	3,155	799,477
Rfdg. Stanford Univ., Ser. R	Aaa	5.00	11/01/21	3,700	3,933,063
California Infrastructure & Econ. Dev. Bk. Rev., Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,606,515
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., A.M.T., G.N.M.A.	AAA(c)	6.00	12/01/31	380	382,386
California St. Cmnty. Cap. Apprec. Cmnty. Facs., Dist. No. 97-1	NR	Zero	9/01/22	4,440	1,617,892
California St. Dept. Wtr. Res. Pwr., Ser. A	A2	5.00	5/01/17	3,320	3,535,070
California St. Pub. Wks. Brd., Rev., Dept. Mental Hlth., Ser. A	Baa1	5.50	6/01/18	4,000	4,463,440
California St. Univ. Rev. & Coll., Systemwide, Ser. A, A.M.B.A.C.	Aaa	5.50	11/01/16	1,350	1,523,502
California St., G.O.	A3	5.50	4/01/30	3,000	3,275,490
G.O., A.M.B.A.C.	Aaa	5.50	3/01/16	2,000	2,224,200
G.O., M.B.I.A.	Aaa	5.25	2/01/27	2,500	2,661,450
G.O., Ser. A, M.B.I.A.	Aaa	5.25	7/01/13	2,985	3,343,887

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	7

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

California Statewide Cmntys. Dev. Auth., C.O.P., F.S.A., E.T.M.	Aaa	5.30%	12/01/15	$1,900		$2,008,148
Rev., Kaiser Permanente, Ser. G, C.O.P., E.T.M	A(c)	2.30	5/01/07	1,000		985,060
Carson City Ltd. Oblig. Impvt. Rev., Assmt. Dist., No. 92-1	NR	7.375	9/02/22	360		372,600
Central California Joint Pwrs. Hlth. Fin. Auth., Cmnty. Hosps., C.O.P.	Baa2	6.00	2/01/30	2,000		2,080,540
Chula Vista Cmnty. Redev. Agcy., Rfdg. Tax Alloc. Sub. Bayfront, Ser. C	NR	8.25	5/01/24	1,500		1,603,125
Davis Pub. Facs. Fin. Auth., Mace Ranch, Ser. A	NR	6.60	9/01/25	1,325		1,389,342
El Dorado Cnty., Spec. Tax, Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000		1,069,810
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475		497,415
Emeryville Pub. Fin. Auth. Rev., Emeryville Redev. Proj., Ser. A, M.B.I.A.	Aaa	5.25	9/01/20	1,635		1,793,889
Folsom Spec. Tax, Cmnty. Facs., Dist. No. 10	NR	6.875	9/01/19	2,000		2,150,600
Cmnty. Facs., Dist. No. 7	NR	6.00	9/01/24	2,500		2,596,650
Foothill/Eastern Trans. Corr. Agcy., Hwy. Toll Rd. Rev., M.B.I.A.	Aaa	5.375	1/15/15	1,000	(f)	1,100,370
Foothill/Eastern Trans. Corr. Agcy., Toll Rd. Rev., Conv., Sr. Lien, Ser. A, Zero Coupon (until 1/01/05), C.A.B.S.	Aaa	7.15	1/01/10	4,750	(e)	5,726,173
Conv., Zero Coupon (until 7/15/09), C.A.B.S.	Baa3	Zero	1/15/28	4,890	(f)	4,013,076

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Gateway Impvt. Auth. Rev., Marin City Cmnty. Facs. Dist., Ser. A	NR	7.75%	9/01/05	$2,070	(e)	$2,168,987
Glendale Redev. Agcy. Tax Alloc. Rev., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275	(e)	3,569,619
Golden St. Tobacco Securitization Asset-Bkd., Ser. 2003-A-1	Baa3	6.75	6/01/39	2,950		3,088,178
Asset-Bkd., Ser. B	Baa1	5.625	6/01/20	1,000		1,052,150
Asset-Bkd., Ser. B	Baa1	5.50	6/01/43	3,000		3,202,680
Golden West Sch. Fin. Auth., California Rev., C.A.B.S., Rfdg. Ser. A., M.B.I.A.	Aaa	Zero	2/01/19	2,110		1,109,459
La Quinta California Fin. Auth. Local, Rfdg. Proj., Ser. A, A.M.B.A.C.	Aaa	5.25	9/01/24	1,000		1,080,800
La Quinta Redev. Agcy., Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/10	1,000		1,205,610
Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/11	1,000		1,228,870
Lincoln Impvt. Bond Act of 1915, Pub. Fin Auth., Twelve Bridges	NR	6.20	9/02/25	2,670		2,816,476
Long Beach Hbr. Rev., Rfdg. Ser. A, A.M.T., F.G.I.C.	Aaa	6.00	5/15/19	3,000		3,506,490
Los Angeles California Cmnty. Coll. Dist., Ser A, G.O., M.B.I.A.	Aaa	5.50	8/01/17	2,630		2,937,920
Los Angeles California Cmnty. Redev. Agcy., Bunker Hill Proj., Ser. A, F.S.A.	Aaa	5.00	12/01/22	2,720	(e)	2,883,635
Los Angeles Hbr. Dept. Rev., A.M.T., Ser. B	Aa2	5.375	11/01/23	2,000		2,078,520
Los Angeles Uni. Sch. Dist., Ser. F, F.G.I.C., G.O.	Aaa	5.00	7/01/21	750		797,497
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	BBB+(c)	6.50	6/01/21	1,500		1,536,645

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	9

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Metro. Wtr. Dist. of Southern California, Waterworks Rev., Linked S.A.V.R.S. & R.I.B.S.	Aa2	5.75%	8/10/18	$1,000		$1,171,530
MidPeninsula Reg. Open Space Dist., Rfdg. Proj., A.M.B.A.C.	Aaa	5.00	9/01/34	1,500		1,557,495
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1	NR	7.10	10/01/30	1,320		1,440,424
Ontario California Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00	9/02/11	535		561,038
Orange Cnty. Cmnty. Facs. Dist., Spec. Tax Rev., No. 01-1, Ladera Ranch, Ser. A	NR	6.00	8/15/25	1,350		1,446,174
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.	Aaa	6.20	2/14/11	4,000	(f)	4,587,360
Spec. Tax Rev., Linked S.A.V.R.S. & R.I.B.S.	Aa2	6.20(d)	2/14/11	750		970,260
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2, Ser. A	NR	6.25	9/01/23	2,000		2,057,700
Pico Rivera California Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50	5/01/29	1,500		1,694,925
Pittsburg California Redev. Agcy. Tax Alloc., Ext. Spec. Redem., Los Medanos, Ser. B, F.S.A.	Aaa	5.80	8/01/34	2,700		3,058,101
Los Medanos Cmnty. Dev. Proj., A.M.B.A.C.	Aaa	Zero	8/01/26	1,375		462,564
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75	8/15/15	1,000		1,116,600
Puerto Rico Comnwlth., Rites, PA 642A, G.O., M.B.I.A. (cost $1,062,440; purchased 3/29/00)	NR	5.75	7/01/10	1,000	(g)	1,260,020

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev, Ser. G, F.G.I.C.	Aaa	5.25%	7/01/16	$2,000	$2,213,080
Ser. G, F.G.I.C.	Aaa	5.25	7/01/17	1,260	1,394,240
Ser. J, F.G.I.C.	Aaa	5.00	7/01/20	2,155	2,328,478
Puerto Rico Pub. Bldgs. Auth., Gtd. Pub. Ed. & Hlth. Facs., Ser. J, E.T.M., C.A.B.S.	Baa1	Zero	7/01/06	145	140,376
Redding Elec. Sys. Rev., C.O.P., E.T.M., Linked S.A.V.R.S., R.I.B.S., M.B.I.A.	Aaa	6.368	7/01/22	50	61,682
M.B.I.A., R.I.B.S.	Aaa	10.525(d)	7/01/22	1,850	2,714,505
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1, River View Pt.	NR	7.50	9/02/22	1,685	1,800,962
Riverside Cnty. Asset Leasing Corp., Leasehold Rev., Hosp. Proj., Ser. B, M.B.I.A.	Aaa	5.70	6/01/16	1,500	1,715,250
Riverside Uni. Sch. Dist. Spec. Tax, Cmnty. Facs.,
Dist. No. 7, Ser. A	NR	6.90	9/01/20	1,320	1,446,443
Dist. No. 7, Ser. A	NR	7.00	9/01/30	1,000	1,138,000
Rocklin Uni. Sch. Dist., Ser. C, C.A.B.S., M.B.I.A.	Aaa	Zero	8/01/16	1,400	850,528
Roseville California Spec. Tax,
Highland Cmnty. Facs., Dist. No. 1	NR	6.30	9/01/25	1,890	2,011,546
Woodcreek Cmnty. Facs., Dist. No. 1	NR	6.375	9/01/27	1,000	1,069,730
Sacramento City. Fin. Auth., Ser. B, C.A.B.S., M.B.I.A.	Aaa	Zero	11/01/17	5,695	3,223,883
Tax Alloc. Comb. Proj.,
Ser. B, C.A.B.S., M.B.I.A.	Aaa	Zero	11/01/16	5,700	3,413,616
Sacramento Impvt. Bond Act of 1915, Willowcreek II, Assmt. Dist. No. 96-1	NR	6.70	9/02/22	2,420	2,513,049

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	11

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

San Diego California Uni. Sch. Dist. Election 1998, Ser. C, F.S.A., G.O.	Aaa	5.00%	7/01/19	$1,000	(e)	$1,072,080
San Diego Redev. Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875	9/01/29	2,000		2,079,440
San Diego Spec. Tax, Cmnty. Facs. Dist. No. 1, Ser. B	NR	7.10	9/01/20	2,000	(e)	2,089,300
San Francisco City & Cnty., Redev. Agcy., Lease Rev., C.A.B.S., E.T.M.	A1	Zero	7/01/06	1,500		1,444,500
C.A.B.S.	A1	Zero	7/01/07	2,250		2,095,560
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.	Aaa	Zero	1/01/11	2,000		1,631,180
San Leandro Cmnty. Facs., Spec. Tax, Dist. No. 1	NR	6.50	9/01/25	2,160		2,241,022
Santa Margarita Wtr. Dist. Spec. Tax, Cmnty. Facs.,
Dist. No. 99-1	NR	6.20	9/01/20	2,000		2,136,520
Dist. No. 99-1	NR	6.25	9/01/29	2,000		2,107,920
Santa Margarita, Dana Point Auth., Impvt. Dists.,
1,2,2A,8, Ser. A, M.B.I.A.	Aaa	7.25	8/01/09	905		1,065,212
3,3A, 4,4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	1,000		1,280,090
Santa Maria Joint Union H.S., Dist., C.A.B.S., Election 2004, G.O., F.G.I.C.	Aaa	Zero	8/01/27	1,505		480,140
South Orange Cnty., Pub. Fin. Auth., Sr. Lien, Ser. A, M.B.I.A.	Aaa	7.00	9/01/10	2,535		3,016,549
Southern California Pub. Pwr. Auth., Proj. Rev.	A2	6.75	7/01/10	3,000		3,472,680
Southern California Pub. Pwr. Auth., Proj. Rev., Rfdg., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M.	Aaa	Zero	7/01/16	8,400		5,184,648
Sulphur Springs Uni. Sch. Dist., Int. Accrual, Ser. A, M.B.I.A.	Aaa	Zero	9/01/11	3,000		2,368,170

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Univ. California Research Facs., Rev., Ser. E, A.M.B.A.C.	Aaa	5.00%	9/01/18	$2,000	$2,157,220
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	2,500	2,651,025
Valley Hlth. Sys., California Hosp. Rev., Impvt. Proj., Ser. A	B+(c)	6.50	5/15/25	1,000	1,000,730
Victor Elem. Sch. Dist., G.O., F.G.I.C., Ser. A	Aaa	5.375	8/01/20	1,455	1,605,956
Ser. A	Aaa	5.375	8/01/21	1,635	1,804,631
West Contra Costa Uni. Sch. Dist., C.O.P.	Baa3	6.875	1/01/09	550	562,661

Total long-term investments (cost $173,741,886)					190,662,469

SHORT-TERM INVESTMENTS 1.5%
California Hsg. Fin. Agcy. Rev., Home Mtge., Ser. J, A.M.T., F.S.A., F.R.D.D.	VMIG1	1.90	3/10/05	200	200,000
Home Mtge., Ser. M, A.M.T., F.R.D.D.	VMIG1	1.84	3/07/05	800	800,000
Home Mtge., Ser. R, A.M.T., A.M.B.A.C., F.R.D.D.	VMIG1	1.84	3/07/05	1,850	1,850,000

Total short-term investments (cost $2,850,000)					2,850,000

Total Investments 98.9% (cost $176,591,886; Note 5)					193,512,469
Variation margin on open futures contracts, net(h)					80,000
Other assets in excess of liabilities 1.1%					2,062,486

Net Assets 100%					$195,654,955

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	13

Portfolio of Investments

as of February 28, 2005 (Unaudited) Cont’d.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed To Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note(b).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

The fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(e)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(f)	Security segregated as collateral for futures contracts.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security was $1,062,440. The aggregate value, $1,260,020 represents approximately .64% of net assets.
(h)	Open futures contracts as of February 28, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
6	U.S. Treasury 5 Yr. Notes	Mar. 05	$657,241	$648,750	$(8,491)
Short Positions:
112	U.S. Treasury 10 Yr. Notes	Mar. 05	$12,493,494	$12,418,000	$75,494
26	U.S. Treasury Bonds	Mar. 05	$2,986,063	$2,940,438	45,625

					$112,628

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2005 were as follows:

Special Tax/Assessment District	40.4%
General Obligation	12.6
Transportation	12.3
Power	7.7
Education	6.2
Lease-Backed Certificate of Participation	6.2
Healthcare	4.9
Tobacco	3.8
Water & Sewer	2.3
Housing	1.7
Other	0.8

Total Investments	98.9
Other assets in excess of liabilities	1.1

Net Assets	100.0%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	15

Statement of Assets and Liabilities

as of February 28, 2005 (Unaudited)

Assets
Investments, at value (cost $176,591,886)	$193,512,469
Cash	102,368
Interest receivable	2,719,167
Receivable for Series shares sold	25,201
Prepaid expenses	5,240
Due from broker-variation margin	80,000

Total assets	196,444,445

Liabilities
Payable for Series shares reacquired	503,156
Accrued expenses	120,872
Management fee payable	75,820
Distribution fee payable	48,569
Dividends payable	24,189
Deferred trustees’ fees	16,884

Total liabilities	789,490

Net Assets	$195,654,955

Net assets were comprised of:
Shares of beneficial interest, at par	$177,598
Paid-in capital in excess of par	178,314,528

178,492,126
Undistributed net investment income	119,082
Accumulated net realized gain on investments	10,536
Net unrealized appreciation on investments	17,033,211

Net assets, February 28, 2005	$195,654,955

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($139,815,698 ÷ 12,691,579 shares of beneficial interest issued and outstanding)	$11.02
Maximum sales charge (4.00% of offering price)	0.46

Maximum offering price to public	$11.48

Class B
Net asset value and redemption price per share ($41,932,502 ÷ 3,806,080 shares of beneficial interest issued and outstanding)	$11.02

Class C
Net asset value and redemption price per share ($8,937,716 ÷ 811,247 shares of beneficial interest issued and outstanding)	$11.02

Class Z
Net asset value and redemption price per share ($4,969,039 ÷ 450,844 shares of beneficial interest issued and outstanding)	$11.02

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	17

Statement of Operations

Six Months Ended February 28, 2005 (Unaudited)

Net Investment Income
Income
Interest	$5,030,872

Expenses
Management fee	497,853
Distribution fee—Class A	176,355
Distribution fee—Class B	109,632
Distribution fee—Class C	32,841
Custodian’s fees and expenses	58,000
Reports to shareholders	30,000
Transfer agent’s fees and expenses	26,000
Registration fees	25,000
Legal fees and expenses	14,000
Audit fee	11,000
Trustees’ fees	7,000
Miscellaneous	8,614

Total expenses	996,295

Net investment income	4,034,577

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	370,854
Financial futures transactions	(107,761)

263,093

Net change in unrealized appreciation on:
Investments	702,088
Financial futures contracts	264,008

966,096

Net gain on investments	1,229,189

Net Increase In Net Assets Resulting From Operations	$5,263,766

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2005	Year Ended August 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,034,577	$8,962,314
Net realized gain on investments	263,093	1,684,672
Net change in unrealized appreciation on investments	966,096	3,026,327

Net increase in net assets resulting from operations	5,263,766	13,673,313

Dividends and distributions (Note 1):
Dividends from net investment income
Class A	(2,900,445)	(6,255,435)
Class B	(845,645)	(2,055,475)
Class C	(158,452)	(331,169)
Class Z	(118,479)	(303,093)

	(4,023,021)	(8,945,172)

Distributions from net realized gains
Class A	—	(2,247,359)
Class B	—	(803,256)
Class C	—	(134,430)
Class Z	—	(82,703)

	—	(3,267,748)

Series share transactions (net of share conversions) (Note 6):
Net proceeds from shares sold	3,823,921	19,861,648
Net asset value of shares issued in reinvestment of dividends and distributions	2,016,971	5,976,996
Cost of shares reacquired	(16,672,894)	(53,331,286)

Net decrease in net assets from Series share transactions	(10,832,002)	(27,492,642)

Total decrease	(9,591,257)	(26,032,249)

Net Assets
Beginning of period	205,246,212	231,278,461

End of period(a)	$195,654,955	$205,246,212

(a) Includes undistributed net investment income of:	$119,082	$107,526

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	19

Notes to Financial Statements

(Unaudited)

Dryden California Municipal Fund (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984 and consists of two series. These financial statements relate to California Income Series. The financial statements of the other series are not presented herein. The assets of each series are invested in separate, independently managed portfolios. The Series commenced investment operations on December 3, 1990. The Series is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk. The Series will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in nonrated securities which are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in preparation of its financial statements.

Securities Valuations: The Series values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on an applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchanges.

20	Visit our website at www.jennisondryden.com

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Series at August 31, 2004 include registration rights under which the Series may demand registration by the issuers. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or

Dryden California Municipal Fund/California Income Series	21

Notes to Financial Statements

(Unaudited) Cont’d

loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Interest Rate Swaps: The Series may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Series will record a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any.

The Series is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Series does not anticipate non-performance by any counterparty.

Financial future contracts, written options and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and

22	Visit our website at www.jennisondryden.com

the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Series enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series declares daily dividends from net investment income and paid monthly. Distributions of net capital gains, if any, are made at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulation and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dryden California Municipal Fund/California Income Series	23

Notes to Financial Statements

(Unaudited) Cont’d

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with The Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Series’ average daily net assets up to and including $1 billion and .45% of the Series average daily net assets in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended February 28, 2005.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, Class B and Class C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A and Class C shares, respectively for the six months ended February 28, 2005.

PIMS has advised the Series that it received approximately $28,700 in front-end sales charges resulting from sales of Class A shares, during the six months ended

24	Visit our website at www.jennisondryden.com

February 28, 2005. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs. Effective February 2, 2004, Class C shares purchased on or after February 2, 2004 will not be subject to an initial sales charge.

PIMS has advised the Series that for the six months ended February 28, 2005, it received approximately $27,000 and $300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. Beginning May 1, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds paid a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the year ended February 28, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended February 28, 2005, the Series incurred fees of approximately $17,500 for the services of PMFS. As of February 28, 2005 approximately $2,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $4,100 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), and First Clearing Corporation (“First

Dryden California Municipal Fund/California Income Series	25

Notes to Financial Statements

(Unaudited) Cont’d

Clearing”), affiliates of PI, were approximately $60 and $3,600 for the six months ended February 28, 2005. As of February 28, 2005 approximately $925 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended February 28, 2005, the Series did not pay any brokerage commissions to Wachovia.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 2005 were $11,001,409 and $23,440,779 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of February 28, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$176,409,665	$17,184,765	$81,961	$17,102,804

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. Class B shares automatically convert to Class A

26	Visit our website at www.jennisondryden.com

shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Transactions in shares of beneficial interest for the fiscal six months ended February 28, 2005 and the fiscal year ended August 31, 2004 were as follows:

Class A	Shares	Amount
Six months ended February 28, 2005:
Shares sold	176,472	$1,946,197
Shares issued in reinvestment of distributions	123,587	1,362,671
Shares reacquired	(998,579)	(10,985,280)

Net increase (decrease) in shares outstanding before conversion	(698,520)	(7,676,412)
Shares issued upon conversion from Class B	318,619	3,497,747

Net increase (decrease) in shares outstanding	(379,901)	$(4,178,665)

Year ended August 31, 2004:
Shares sold	1,033,659	$11,317,710
Shares issued in reinvestment of distributions	359,165	3,933,590
Shares reacquired	(3,259,257)	(35,491,035)

Net increase (decrease) in shares outstanding before conversion	(1,866,433)	(20,239,735)
Shares issued upon conversion from Class B	381,688	4,189,697

Net increase (decrease) in shares outstanding	(1,484,745)	$(16,050,038)

Class B
Six months ended February 28, 2005:
Shares sold	53,071	$584,251
Shares issued in reinvestment of distributions	38,818	428,056
Shares reacquired	(308,794)	(3,397,862)

Net increase (decrease) in shares outstanding before conversion	(216,905)	(2,385,555)
Shares issued upon conversion from Class A	(318,619)	(3,497,747)

Net increase (decrease) in shares outstanding	(535,524)	$(5,883,302)

Year ended August 31, 2004:
Shares sold	208,004	$2,280,202
Shares issued in reinvestment of distributions	136,568	1,496,437
Shares reacquired	(890,197)	(9,654,298)

Net increase (decrease) in shares outstanding before conversion	(545,625)	(5,877,659)
Shares issued upon conversion from Class A	(381,688)	(4,189,697)

Net increase (decrease) in shares outstanding	(927,313)	$(10,067,356)

Dryden California Municipal Fund/California Income Series	27

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended February 28, 2005:
Shares sold	55,618	$613,552
Shares issued in reinvestment of distributions	9,867	108,804
Shares reacquired	(74,965)	(824,521)

Net increase (decrease) in shares outstanding	(9,480)	$(102,165)

Year ended August 31, 2004:
Shares sold	102,573	$1,125,181
Shares issued in reinvestment of distributions	31,493	344,969
Shares reacquired	(172,419)	(1,882,193)

Net increase (decrease) in shares outstanding	(38,353)	$(412,043)

Class Z
Six months ended February 28, 2005:
Shares sold	61,649	$679,921
Shares issued in reinvestment of distributions	10,648	117,440
Shares reacquired	(133,090)	(1,465,231)

Net increase (decrease) in shares outstanding	(60,793)	$(667,870)

Year ended August 31, 2004:
Shares sold	468,660	$5,138,555
Shares issued in reinvestment of distributions	18,467	202,000
Shares reacquired	(582,222)	(6,303,760)

Net increase (decrease) in shares outstanding	(95,095)	$(963,205)

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Financial Highlights

FEBRUARY 28, 2005	SEMIANNUAL REPORT

Dryden California Municipal Fund/California Income Series

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.95

Income from investment operations
Net investment income	0.23
Net realized and unrealized gain (loss) on investment transactions	0.07

Total from investment operations	.30

Less Dividends and Distributions
Dividends from net investment income	(.23)
Distributions from net realized gains	—
Distributions in excess of net investment income	—

Total dividends and distributions	(.23)

Net asset value, end of period	$11.02

Total Return(a):	2.76%
Ratios/Supplemental Data:
Net assets, end of period (000)	$139,816
Average net assets (000)	$142,253
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	.93	%(e)
Expenses, excluding distribution and service (12b-1) fees	.68	%(e)
Net investment income	4.12	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	6%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net realized and unrealized gain/(loss) per share or on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series has contractually agreed to limited its distributions and service (12b-1) fees to .25 of 1% of the daily net assets of Class A shares.
(e)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$10.86	$11.09	$11.11	$10.66	$10.49

.45	.47	.49	.52	.54
.25	(.23)	(.01)	.45	.17

.70	.24	.48	.97	.71

(.45)	(.47)	(.50)	(.52)	(.54)
(.16)	—	—	—	—
—	—	—	— (b)	— (b)

(.61)	(.47)	(.50)	(.52)	(.54)

$10.95	$10.86	$11.09	$11.11	$10.66

6.55%	2.20%	4.54%	9.35%	7.10%

$143,120	$158,120	$172,623	$167,009	$167,153
$151,980	$171,193	$169,196	$164,424	$171,688

.92%	.90%	.87%	.87%	.86%
.67%	.65%	.62%	.62%	.61%
4.12%	4.32%	4.55%	4.83%	5.21%

38%	59%	23%	32%	34%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.95

Income from investment operations
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.07

Total from investment operations	.29

Less Dividends and Distributions
Dividends from net investment income	(.22)
Distributions from net realized gains	—
Distributions in excess of net investment income	—

Total dividends and distributions	(.22)

Net asset value, end of period	$11.02

Total Return(a):	2.63%
Ratios/Supplemental Data:
Net assets, end of period (000)	$41,933
Average net assets (000)	$44,216
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.18	%(d)
Expenses, excluding distribution and service (12b-1) fees	.68	%(d)
Net investment income	3.87	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net realized and unrealized gain/(loss) per share. The effect of this change on the ratio of net investment income was an increase from 4.30% to 4.31%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$10.86	$11.09	$11.11	$10.67	$10.49

.42	.45	.47	.49	.51
.25	(.23)	(.01)	.44	.18

.67	.22	.46	.93	.69

(.42)	(.45)	(.48)	(.49)	(.51)
(.16)	—	—	—	—
—	—	—	— (b)	— (b)

(.58)	(.45)	(.48)	(.49)	(.51)

$10.95	$10.86	$11.09	$11.11	$10.67

6.29%	1.94%	4.29%	8.98%	6.93%

$47,536	$57,234	$70,308	$78,237	$80,580
$53,143	$65,204	$72,864	$79,046	$78,743

1.17%	1.15%	1.12%	1.12%	1.11%
.67%	.65%	.62%	.62%	.61%
3.87%	4.07%	4.31%	4.58%	4.96%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.95

Income from investment operations
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	.07

Total from investment operations	.27

Less Dividends and Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	—
Distributions in excess of net investment income	—

Total dividends and distributions	(.20)

Net asset value, end of period	$11.02

Total Return(a):	2.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,938
Average net assets (000)	$8,830
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.43	%(e)
Expenses, excluding distribution and service (12b-1) fees	.68	%(e)
Net investment income	3.63	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net realized and unrealized gain/(loss) per share. The effect of this change on the ratio of net investment income was an increase from 4.06% to 4.07%. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	The distributor of the Series has contractually agreed to limited its distributions and service (12b-1) fees to .75 of 1% of the daily net assets of Class C shares.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$10.86	$11.09	$11.11	$10.67	$10.49

.40	.42	.44	.47	.49
.25	(.23)	(.01)	.44	.18

.65	.19	.43	.91	.67

(.40)	(.42)	(.45)	(.47)	(.49)
(.16)	—	—	—	—
—	—	—	— (b)	— (b)

(.56)	(.42)	(.45)	(.47)	(.49)

$10.95	$10.86	$11.09	$11.11	$10.67

6.03%	1.69%	4.02%	8.71%	6.66%
$8,986	$9,332	$10,071	$9,394	$8,309
$9,164	$9,804	$9,188	$8,346	$9,021

1.42%	1.40%	1.37%	1.37%	1.36%
.67%	.65%	.62%	.62%	.61%
3.62%	3.82%	4.07%	4.33%	4.71%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	35

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended February 28, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.95

Income from investment operations
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	.07

Total from investment operations	.31

Less Dividends and Distributions
Dividends from net investment income	(.24)
Distributions from net realized gains	—
Distributions in excess of net investment income	—

Total dividends and distributions	(.24)

Net asset value, end of period	$11.02

Total Return(a):	2.89%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,969
Average net assets (000)	$5,492
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.68	%(d)
Expenses, excluding distribution and service (12b-1) fees	.68	%(d)
Net investment income	4.36	%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Effective September 1, 2001 the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. There was no effect of this change for the year ended August 31, 2002 on net investment income per share, net reazlized and unrealized gain/(loss) per share or on the ratio of net investment income. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2004	2003	2002(c)	2001	2000

$10.86	$11.09	$11.11	$10.65	$10.49

.48	.50	.52	.55	.56
.25	(.23)	(.01)	.46	.16

.73	.27	.51	1.01	.72

(.48)	(.50)	(.53)	(.55)	(.56)
(.16)	—	—	—	—
—	—	—	— (b)	— (b)

(.64)	(.50)	(.53)	(.55)	(.56)

$10.95	$10.86	$11.09	$11.11	$10.65

6.82%	2.45%	4.80%	9.72%	7.26%

$5,604	$6,592	$6,148	$4,052	$4,336
$6,958	$6,118	$4,712	$4,292	$4,281

.67%	.65%	.62%	.62%	.61%
.67%	.65%	.62%	.62%	.61%
4.36%	4.58%	4.78%	5.09%	5.45%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Series’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden California Municipal Fund/California Income Series
Share Class	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	262433105	262433204	262433303	262433402

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of February 28, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Series can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden California Municipal Fund/California Income Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden California Municipal Fund/California Income Series, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden California Municipal Fund/California Income Series
Share Class	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	262433105	262433204	262433303	262433402

MF146E2    IFS-A103203    Ed. 04/2005

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date April 25, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 25, 2005

*	Print the name and title of each signing officer under his or her signature.